Contractual Assets with Customers - Exclusive Rights (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Contractual Assets with Customers Exclusive Rights Balance and Changes
Balance and changes are shown below:

Balance as of December 31, 2016	1,438,084
Additions	529,732
Amortization	(463,049)
Transfer	(2,407)
Balance as of December 31, 2017	1,502,360
Additions	390,177
Amortization	(371,825)
Transfer	(2,235)

Balance as of December 31, 2018	1,518,477
Additions	330,068
Amortization	(355,250)
Transfer	(27,306)

Balance as of December 31, 2019	1,465,989
Current	465,454
Non-current	1,000,535